Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V,

Ameritas Variable Separate Account VA-2,

Supplement to:

Corporate Benefit VUL, Overture Applause!,

Overture Applause! II, Overture Bravo!, Overture Encore!,

Overture Life SPVUL, Overture Annuity, and

Overture Annuity III-Plus

Prospectuses Dated May 1, 2007

Overture Annuity II, Overture Annuity III,

Overture Accent!, and Overture Acclaim!

Prospectuses Dated September 1, 2009

Overture Medley®

Prospectus Dated May 1, 2016

Overture Ovation! and Medley!

Prospectuses Dated May 1, 2023

Supplement Dated November 21, 2023

Effective September 7, 2023, the subadviser to the Invesco V.I. Global Core Equity Fund, Series I is Invesco Asset Management Limited.

Therefore, effective September 7, 2023, Invesco Asset Management Limited is the subadviser to the Invesco V.I. Global Core Equity Fund, Series I Subaccount Investment Option in your Policy prospectus.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2740 11-23